COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
COMMON SHARE CAPITAL
Schedule of common share transactions

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,244,333	$4,427.7	1,258,320	$4,473.7
Issued:
Issued on acquisition of Great Bear(a)	49,268	271.6	—	—
Issued under share option and restricted share plans	7,147	37.3	3,621	16.9
Repurchase and cancellation of shares (i)	(78,857)	(287.1)	(17,608)	(62.9)
Total common share capital	1,221,891	$4,449.5	1,244,333	$4,427.7

(a)	See Note 6i for details of the shares issued on acquisition of Great Bear.

Schedule of dividends on common shares

		Total
	Per share	amount paid
Dividends declared and paid during the period:
Three months ended March 31, 2022	$0.03	$38.9
Three months ended June 30, 2022	0.03	39.0
Three months ended September 30, 2022	0.03	39.0
Three months ended December 31, 2022	0.03	37.1
Total		$154.0